Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ 16,108	$ (12,833)	$ (7,810)
Adjustments to reconcile net income (loss) to net cash provided (used) by operating activities:
Depreciation and amortization	5,828	5,544	3,572
Accretion	201	173	170
Amortization of debt issuance costs	134	46	24
Deferred income taxes	(4,076)	(7,360)	(4,255)
Other	67	(20)	35
Changes in operating assets and liabilities:
Accounts receivable	(82)	465	(116)
Accounts receivable from affiliates	(13,283)	(1,024)	(461)
Prepaid expenses and other assets	(404)	30	145
Accounts payable and accrued liabilities	10,962	(318)	(1,371)
Accounts payable to affiliates	960	(811)	(692)
Other	(682)	(233)	86
Net cash provided (used) by operating activities	15,733	(16,341)	(10,673)
Cash flows from investing activities
Purchases of property and equipment	(1,497)	(547)	(1,122)
Acquisition of business, net of cash acquired			(10,301)
Proceeds on disposal of assets, net	19		40
Receipt of grant			1,900
Net cash used by investing activities	(1,478)	(547)	(9,483)
Cash flows from financing activities
Proceeds from initial public offering, net	157,452
Payments of distributions	(168,275)
Payments of loan fees	(875)		(337)
Member contributions, net	8,123	20,889	23,522
Proceeds from issuance on long-term debt			8,100
Payments on long-term debt			(212)
Notes payable - affiliate			(1,466)
Note receivable			(8,100)
Net cash provided (used) by financing activities	(3,575)	20,889	21,507
Net change in cash and cash equivalents	10,680	4,001	1,351
Cash and cash equivalents, beginning of period	5,705	1,704	353
Cash and cash equivalents, end of period	16,385	5,705	1,704
Supplemental disclosures of cash flow:
Cash paid for income taxes	1,006	1,387
Cash paid for interest	$ 173	$ 100	737
Note payable with affiliate converted to equity			$ 13,890